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     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 6, 1999

                                                       REGISTRATION NO. 33-53181
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                       GOVERNMENT SECURITIES INCOME FUND
                                 GNMA SERIES 1W
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
 UNIT INVESTMENT TRUSTS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                   TWO WORLD TRADE CENTER
                                                         101ST FLOOR
                                                     NEW YORK, NY 10048



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 16, 1999.

Check box if it is proposed that this Registration Statement shall become effective on August 13, 1999 pursuant to paragraph (b) of Rule 485. / x /

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                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              GOVERNMENT SECURITIES INCOME FUND
                              GNMA SERIES 1W
                              (A UNIT INVESTMENT TRUST)
                              O   PORTFOLIO OF MORTGAGE BACKED SECURITIES
                              O   MONTHLY INCOME DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
PaineWebber Incorporated       passed upon the adequacy of this prospectus. Any
Dean Witter Reynolds Inc.      representation to the contrary is a criminal
Prudential Securities          offense.
Incorporated                   Prospectus dated August 13, 1999.


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Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, APRIL 30, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           5
   Monthly Income.......................................           5
   Return Figures.......................................           5
   Records and Reports..................................           5
The Risks You Face......................................           6
   Interest Rate Risk...................................           6
   Prepayment Risk......................................           6
   Reduced Diversification Risk.........................           6
   Litigation Risk......................................           6
Selling or Exchanging Units.............................           6
   Sponsors' Secondary Market...........................           6
   Selling Units to the Trustee.........................           6
   Exchange Option......................................           7
How The Fund Works......................................           7
   Pricing..............................................           7
   Evaluations..........................................           7
   Income...............................................           8
   Expenses.............................................           8
   Portfolio Changes....................................           8
   Fund Termination.....................................           9
   Certificates.........................................           9
   Trust Indenture......................................           9
   Legal Opinion........................................          10
   Auditors.............................................          10
   Sponsors.............................................          10
   Trustee..............................................          10
   Underwriters' and Sponsors' Profits..................          10
   Public Distribution..................................          11
   Code of Ethics.......................................          11
   Year 2000 Issues.....................................          11
Taxes...................................................          11
Supplemental Information................................          13
Financial Statements....................................         D-1

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RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks safety of capital and current monthly income, by investing in a portfolio of GNMA securities backed by the full faith and credit of the United States.
       2.  WHAT ARE GINNIE MAES?
           Ginnie Maes are issued by the Government National Mortgage Association (GNMA), which is a U.S. government corporation. Ginnie Maes represent underlying mortgages on one-to four-family houses. GNMA guarantees the timely monthly payment of principal and interest on the mortgages.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold two issues of Ginnie Maes with a current aggregate face amount of $37,745,705. The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed.
        o Ginnie Maes are not rated but their credit quality is comparable to AAA-rated bonds.
        o The securities but not the Fund or the units are backed by the full faith and credit of the United States.
        o The Portfolio consists of two issues of Ginnie Maes, issued and guaranteed by GNMA, a United States government agency:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



           o 7.00% Ginnie Maes                               76%
                maturing 3/15/10 to 9/15/14
                                                             24%
           o 7.50% Ginnie Maes
                maturing 5/15/10 to 11/15/14



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Rising interest rates can reduce the price of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

        o The Fund will receive early returns of principal when homeowners pay down their mortgages sooner than expected. This happens more often when interest rates fall. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want safety of capital and current monthly income. You will benefit from a professionally selected and supervised portfolio of U.S. government backed securities. The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements or if you cannot tolerate early returns of principal.


           DEFINING YOUR INCOME

           WHAT YOU MAY EXPECT (Payable on the 23rd day each month):


           Regular Monthly Income per 1,000 units:           $    3.46
           Annual Income per 1,000 units:                    $   41.54
           RECORD DAY: 17th day of each month
           These figures are estimates on the evaluation date; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                                3.00%
           Maximum Sales Fee (Load) on new purchases (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per 1,000 Units.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                     YOUR MAXIMUM
                                                        SALES FEE
                     IF YOU INVEST:                      WILL BE:
           -----------------------------------  -------------------------
           Less than $100,000                                3.00%
           $100,000 to $249,999                              2.75%
           $250,000 to $499,999                              2.50%
           $500,000 to $999,999                              2.25%
           $1,000,000 and over                               2.00%

           Maximum Exchange Fee                              2.00%

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           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                           PER
                                                    1,000 UNITS
                                                    -----------
                                                     $    0.50
           Trustee's Fee
                                                     $    0.26
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.05
           Evaluator's Fee
                                                     $    0.21
           Other Operating Expenses
                                                    -----------
                                                     $    1.02
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the securities in the Fund. The Fund may sell a security if certain adverse credit or other conditions exist.
       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER 1,000 UNITS              $630.63
           (as of April 30, 1999)
           Unit price is based on the net asset value of the Fund plus the up-front sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           Distributions of ordinary income or capital gain from the Fund will be included in your gross income, but will not be eligible for the dividends-received deduction for corporations. If you have held units for more than one year you may be entitled to a 20% maximum federal tax rate for gains from the disposition of these units. The Fund is not likely to be suitable for foreign investors not engaged in a U.S. trade or business. (See Taxes).
      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your monthly income in cash unless you choose to compound your income by reinvesting in the GNMA Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this program will be subject to U.S. federal income taxes for both U.S. and foreign investors. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

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WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o prepayments on the underlying mortgages;
   o elimination of one or more securities from the Fund's portfolio because of redemptions or sales; or
   o a change in the Fund's expenses;

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the securities in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the securities in the Fund. It is an average of the yields to maturity of the individual securities in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each security's yield by its market value and the time remaining to the call or maturity date.

Yields on individual securities depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new securities are deposited in exchange or substitution for securities originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of interest received during the year.

You may request:
o copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

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THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, securities with longer maturities will change in value more than securities with shorter maturities. The mortgages underlying the Ginnie Maes in the Fund are more likely to be prepaid when interest rates decline. This would result in early returns of principal to you and could result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

PREPAYMENT RISK

You may receive payments of principal sooner than expected if many homeowners prepay the mortgages that underly the Ginnie Maes. There is no prepayment protection. Interest payments will also decrease as principal is returned.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell securities. This could reduce the diversification of your investment and increase your share of Fund expenses.

LITIGATION RISK

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the securities, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee

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will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select securities to be sold. Securities will be selected based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 2.00%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current bid or offer prices for the securities or comparable bonds. In the past, the difference between bid and offer prices of Ginnie Mae securities of the type in this Fund has ranged between 0.25% and 0.50%.

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INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

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FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last security in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of securities deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Departament, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the securities. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

TAXATION OF THE FUND

The Fund intends to qualify and elect to be treated as a 'regulated investment company.' Qualification and election as a 'regulated investment company' involves no supervision of investment policy or management by any governmental agency. It is anticipated that the Fund will not be subject to federal income tax or the 4% excise tax on certain undistributed income of 'regulated investment companies' because the Indenture requires the Fund to distribute in a timely manner the required percentage of its taxable income to qualify for exemption from these taxes.

DISTRIBUTIONS

Generally, distributions of the Fund's interest income, ordinary gain and any net short-term capital gain will be taxable to you as ordinary income. It is anticipated that almost all distributions of the Fund's net capital gains will be designated as capital gain dividends, which will be taxable to you as long-term capital gain regardless of how long you have held your units. However, if the Fund terminates in less than one year, the Fund will not distribute any capital gain dividends. Distributions that exceed the Fund's taxable income will be treated as a return of capital and will reduce your basis in your units and, to the extent such distributions exceed your basis, will be treated as a gain from the sale of your units (as discussed below). Distributions that are taxable to you as ordinary income will be treated as dividends for federal income tax purposes but will not give rise to a dividends-received deduction for corporations. Distributions that are taxable to you as long-term capital gains may be eligible for a 20% maximum federal tax rate. You should consult your tax adviser in this regard.

Although all or part of the Fund's taxable income for a calendar year may be distributed shortly after the end of the calendar year, you will be treated for federal income tax purposes as having received this distribution during the calendar year. Distributions may also be subject to state and local taxation and you should consult your tax adviser in this regard.

You will be taxed in the manner described above regardless of whether you actually receive distributions from the Fund or you elect to have distributions automatically reinvested.

INCOME OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your units (by sale, redemption or otherwise). If securities are distributed to you when you redeem your units, you will generally recognize gain or loss in an amount equal to the difference between your basis in your units and the fair market value of those securities. Any capital gain or loss will be long-term if you have held your units for more than one year and short-term if you have held your units for one year or less. However, any capital loss on the sale or redemption of a unit you have held for six months or less will be a long-term capital loss to the extent of any capital gain dividends previously distributed to you by the Fund. The deduction for capital losses is subject to limitations. If you have held your units for more than one year, you may be entitled to a 20% maximum federal tax rate for gains from the disposition of those units. You should consult your tax adviser in this regard.

Payments of principal on underlying mortgages or sales of securities by the Fund may give rise to gain to the Fund. The amount of gain will be based upon the cost of the security to the Fund (without regard to the value of the security when you purchased your units). Distributions of this gain generally will be taxable to you and generally will not reduce your basis in your units. Accordingly, you may have a corresponding capital loss (or a reduced amount of gain) on a subsequent sale or redemption of your Units.

TAX REPORTING

The federal tax status of each year's distributions will be reported to you and to the Internal Revenue Service.

FOREIGN INVESTORS

The above discussion relates only to the federal income tax status of the Fund and to the tax treatment of distributions by the Fund to U.S. investors. If you are not a U.S. citizen or resident, you should be aware that Fund distributions generally will be subject to a withholding tax of 30% (or a lower applicable treaty rate). Because interest income of the type received by the Fund generally would not have been subject to withholding if you had received it directly, an investment in the Fund is likely to be appropriate for you only when you can use a foreign tax credit or corresponding tax benefit in respect of the withholding taxes. You should consult your tax adviser to determine whether investment in the Fund is appropriate for you.

RETIREMENT PLANS

You may with to purchase units for an Individual Retirement Account (IRA) or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser abou the specific tax rules relating to these plans are offered by brokerage firms, including ths Sponsors of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the Ginnie Maes that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES - 1W,
          DEFINED ASSET FUNDS


          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Government Securities Income Fund, GNMA Series - 1W,
          Defined Asset Funds

          We have audited the accompanying statement of condition of Government Securities Income Fund, GNMA series - 1W, Defined Asset Funds, including the portfolio, as of April 30, 1999 and the related statements of operations and of changes in net assets for the years ended April 30, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at April 30, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Government Securities Income Fund, GNMA Series - 1W, Defined Asset Funds, at April 30, 1999 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.


          DELOITTE & TOUCHE LLP

          New York, N.Y.
          July 29, 1999











                                   D - 1.

     GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES - 1W,
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of April 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 34,522,451 )(Note 1)........                                                 $37,745,705
{ 36}  Accrued interest ...............................                                                     219,491
{ 32}  Cash - income ..................................                                                       4,956
{ 34}  Cash - principal ...............................                                                         277
                                                                                                        -----------
{ 40}    Total trust property .........................                                                  37,970,429


     LESS LIABILITIES:
{ 51}  Accrued Sponsors' fees .........................                                 $     5,753
{ 53}  Redemption payments payable.....................                                     106,174
{143}  Trustee fee and expense payable ................                                       3,840         115,767
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  61,705,424 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                  37,640,319

{105}  Undistributed net investment income ............                                     214,343     $37,854,662
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 37,854,662 / 61,705,424 units ).....                                                 $   0.61347
                                                                                                        ===========




                                    See Notes to Financial Statements.















                                                   D - 2.

     GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES - 1W.
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS


                                                                               Years Ended April 30,
                                                                        1999              1998              1997
                                                                        ----              ----              ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                     $ 3,042,281       $ 4,019,977       $ 4,967,278
{ 20}  Trustee's fees and expenses ............                         (50,853)          (65,864)          (74,261)
{ 30}  Sponsors' fees .........................                         (19,653)          (21,122)           (6,816)
                                                                    ------------------------------------------------
{ 40}  Net investment income ..................                       2,971,775         3,932,991         4,886,201
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                         904,463           949,563           679,078
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................                        (897,523)        1,544,529          (160,881)
                                                                    ------------------------------------------------
       Net realized and unrealized
{ 70}     gain on investments .................                           6,940         2,494,092           518,197
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                     $ 2,978,715       $ 6,427,083       $ 5,404,398
                                                                    ================================================




                                 See Notes to Financial Statements.















                                     D - 3.

     GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES - 1W,
     DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS


                                                                               Years Ended April 30,
                                                                        1999              1998              1997
                                                                        ----              ----              ----
     OPERATIONS:
{ 10}  Net investment income ..................                     $ 2,971,775       $ 3,932,991       $ 4,886,201
       Realized gain on
{ 20}    securities sold or redeemed ..........                         904,463           949,563           679,078
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................                        (897,523)        1,544,529          (160,881)
                                                                    ------------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                       2,978,715         6,427,083         5,404,398
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................                      (3,028,342)       (3,980,223)       (4,929,921)
{ 60}  Principal ..............................                      (9,243,045)       (6,744,122)       (5,971,842)
                                                                    ------------------------------------------------
{ 70}  Total distributions ....................                     (12,271,387)      (10,724,345)      (10,901,763)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............                         (16,747)          (35,925)          (30,348)
{ 83}  Redemption amounts - principal .........                      (3,410,977)       (7,364,830)       (6,558,170)
                                                                    ------------------------------------------------
{ 84}  Total share transactions ...............                      (3,427,724)       (7,400,755)       (6,588,518)
                                                                    ------------------------------------------------

{ 90}NET DECREASE IN NET ASSETS ...............                     (12,720,396)      (11,698,017)      (12,085,883)

{100}NET ASSETS AT BEGINNING OF YEAR ..........                      50,575,058        62,273,075        74,358,958
                                                                    ------------------------------------------------
{110}NET ASSETS AT END OF YEAR ................                    $ 37,854,662      $ 50,575,058      $ 62,273,075
                                                                    ================================================
     PER UNIT:
       Income distributions during
{120}    year .................................                     $    .04726       $   0.05543       $    .06137
                                                                    ================================================
       Principal distributions during
{130}    year .................................                     $    .14469       $   0.09421       $    .07424
                                                                    ================================================
       Net asset value at end of
{140}    year .................................                     $    .61347       $    .75912       $    .81985
                                                                    ================================================
     TRUST UNITS:
{ 83}  Redeemed during year ...................                       4,917,000         9,334,294         7,752,099
{150}  Outstanding at end of year .............                      61,705,424        66,622,424        75,956,718
                                                                    ================================================


                            See Notes to Financial Statements.
                                        D - 4.

GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES - 1W,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

Distributions of combined interest and principal (plus any prepayments and redemption proceeds) are made to Holders each month. Receipts other than interest and principal paydowns, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 61,705,424 units at Date of Deposit ................                                  $59,793,303
{ 20}     Less sales charge ..........................................                                    2,391,915
                                                                                                        -----------
{ 25}     Net amount applicable to Holders ...........................                                   57,401,388
{ 31}     Redemptions of units - net cost of 31,057,301 units redeemed
{143}       less redemption amounts (principal).......................                                    3,162,271
{ 40}     Realized gain on securities sold or redeemed ...............                                    3,450,905
{ 50}     Principal distributions ....................................                                  (29,597,499)
{ 70}     Unrealized appreciation of investments......................                                    3,223,254
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $37,640,319
                                                                                                        ===========

4. INCOME TAXES

All Fund items of income received, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

At April 30, 1999, the cost of investment securities for Federal income tax purposes was the cost as shown in the Fund's portfolio.

                                         D - 5.

     GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES - 1W,
     DEFINED ASSET FUNDS



     PORTFOLIO
     As of Apr 30, 1999
                                                              Range of
                                                 Interest       Stated             Face
        Security  Description                        Rate   Maturities (2)       Amount            Cost          Value(1)
     ---------------------------------             ------ ---------------- ---------------  ---------------  ---------------

   1 Government National Mortgage                  7.000 %   03/15/2010    $    28,842,632  $    26,676,559  $    29,291,150
     Association Modified Pass-through                          to               {184150700  }
     Modified-Backed Securities                              09/15/2014

   2 Government National Mortgage                  7.500     05/15/2010          8,198,824        7,845,892        8,454,455
     Association, Modified Pass-through                         to               {184150750  }
     Mortgage-Backed Securities                              11/15/2014

                                                                                ----------       ----------       ----------
     TOTAL                                                                $     37,041,456 $     34,522,451  $    37,745,705
                                                                                ==========       ==========       ==========




(1)  See Note 1 to Financial Statements.

(2) On the Date of Deposit, the ranges of stated maturities were as follows:

     7.00% GNMA - 8/15/14 to 5/15/24
     7.50% GNMA - 8/15/14 to 5/15/24



























                                             D - 6.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most recent free             GNMA SERIES 1W
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         33-53181) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      14833--8/99

                       GOVERNMENT SECURITIES INCOME FUND
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund,
        Freddie Mac Series 12, 1933 Act File No. 33-56849.

                       GOVERNMENT SECURITIES INCOME FUND
                                 GNMA SERIES 1W
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES 1W DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 6TH DAY OF AUGUST, 1999.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Numbers: 33-43466 and 33-51607


      HERBERT M. ALLISON, JR.
      STEPHEN L. HAMMERMAN
      DAVID H. KOMANSKY
      JOHN L. STEFFENS
      By ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753,
                                                              33-55073,
                                                              333-10441 and
                                                              333-63417


      JAMES DIMON
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)